Notes to the Consolidated Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to the Consolidated Statements of Cash Flows [Abstract]
Non-cash additions to right-of-use assets
Non-cash additions to lease liabilities